SCHEDULE OF OPERATING SEGMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 1,968,416		$ 1,264,639
Cost of sales	1,802,728		1,149,898
Gross Profit	165,688		114,741
Operating Expenses	174,935	[1],[2]	139,967	[3],[4]
Operating Loss	(9,247)		(25,226)
Reconciliation of loss (segment loss)
Other income, net	995		496
Finance expenses, net	(554)		(1,723)
Loss Before Tax	(8,806)		(26,453)
North American Brokerage [Member]
Segment Reporting Information [Line Items]
Revenues	1,956,483		1,255,799
Cost of sales	1,798,494		1,147,072
Gross Profit	157,989		108,727
Operating Expenses	160,294	[1],[2]	128,953	[3],[4]
Operating Loss	(2,305)		(20,226)
One Real Title [Member]
Segment Reporting Information [Line Items]
Revenues	5,035		4,788
Cost of sales	890		671
Gross Profit	4,145		4,117
Operating Expenses	8,266	[1],[2]	6,814	[3],[4]
Operating Loss	(4,121)		(2,697)
One Real Mortgage [Member]
Segment Reporting Information [Line Items]
Revenues	6,009		4,010
Cost of sales	3,140		2,155
Gross Profit	2,869		1,855
Operating Expenses	5,031	[1],[2]	3,774	[3],[4]
Operating Loss	(2,162)		(1,919)
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenues	889		42
Cost of sales	204
Gross Profit	685		42
Operating Expenses	1,344	[1],[2]	426	[3],[4]
Operating Loss	$ (659)		$ (384)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[2]	Operating expenses includes Revenue share expense of approximately $60,520 thousand and is recorded in the North American Brokerage segment.
[3]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development, and settlement of litigation expenses.
[4]	Operating expenses includes Revenue share expense of approximately $42,727 thousand and is recorded in the North American Brokerage segment.